Intangible assets, net - Additional information (Details) $ in Thousands	1 Months Ended
	May 31, 2025	Nov. 30, 2023 USD ($) installment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Intangible assets, net
Software licensing agreement period		3 years
Number of installments | installment		3
Amount of transaction		$ 7,007
Intangible assets			$ 78,370	$ 66,927
Amortization period			3 years
Additional period	8 years
Distribution and licensing rights
Intangible assets, net
Intangible assets			$ 20,141